Supplemental Financial Statement Information (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Inventories
Raw materials and supplies	$ 95.5	$ 79.5
Work in process	139.9	133.3
Finished products	418.0	453.5
Total inventories	653.4	666.3
Other Current Assets
Miscellaneous receivables	58.6	50.2
Deferred income tax benefits	189.2	160.4
Prepaid expenses	84.3	78.3
Other	42.3	19.8
Total other current assets	374.4	308.7
Property, Plant and Equipment
Land	39.4	37.3
Buildings	297.4	283.6
Machinery and equipment	1,719.8	1,644.2
Construction in progress	71.7	64.6
Total gross property	2,128.3	2,029.7
Accumulated depreciation	(1,242.9)	(1,189.1)
Total net property, plant and equipment, net	885.4	840.6
Other Current Liabilities
Accrued advertising, promotion and allowances	316.0	331.3
Accrued salaries, vacations and incentive compensation	110.4	101.5
Returns reserve	48.5	51.5
Restructuring reserve	7.2	2.6
Restructuring/Realignment reserve	7.2	2.6
Other	225.6	204.7
Total other current liabilities	707.7	691.6
Other Liabilities
Pensions and other retirement benefits	497.2	333.7
Deferred compensation	151.7	153.5
Deferred income tax liabilities	453.8	449.4
Other non-current liabilities	93.6	75.7
Total other liabilities	1,196.3	1,012.3
Supplemental Cash Flow Information [Abstract]
Interest paid	141.8	122.1	150.4
Income taxes paid	206.4	131.5	167.3
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	13.2	11.3	11.2
Impact of Playtex acquisition	0.8	0	0
Provision charged to expense, net of reversals	4.6	4.6	5.9
Write-offs, less recoveries, translation, other	(2.7)	(2.7)	(5.8)
Balance at end of year	15.9	13.2	11.3
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	11.0	10.3	9.1
Provision charged to expense, net of reversals	11.4	2.7	1.2
Reversal of provision charged to expense	(4.6)	(1.3)	0
Write-offs, less recoveries, translation, other	(5.2)	(0.7)	0
Balance at end of year	$ 12.6	$ 11.0	$ 10.3